Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other non-current payables [abstract]
Long-term debt
	December 31,	December 31,
	2020	2019
	$’000	$’000
Loan to related party secured by a letter of guarantee from the Company, at 5% interest per annum, due 2022 (note 20) (1)	$13,961	$7,908

Loan to related party secured by assets of the Company payable 5.75% interest per annum, due 2022	448	512

Acquired in reverse acquisition. Unsecured loan payable to related party at 8% interest per annum, due 2022 (note 20 and 25)	-	990

Acquired in reverse acquisition. Unsecured loan payable to related party at 8% interest per annum, due 2021 (note 20 and 25)	-	826

Acquired in reverse acquisition. Unsecured loan payable to related party at 7% interest per annum, due 2021 (note 20 and 25)	-	1,038

Accrued interest on debt	848	946
	$15,257	$12,220
Less current portion	(340)	(200)
	$14,917	$12,020

Principal payments on long-term debt
Year ending December 31,
2021	340
2022	14,917